Related parties (Detail 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables
Amounts due from banks	$ 0	$ 14,752
Cash collateral receivables on derivative instruments	0	312
Loans and advances to customers	2,826	4,889
Other financial assets measured at amortized cost	423	232
Financial assets at fair value held for trading	123	325
Derivative financial instruments	885	3,031
Payables
Amounts due to banks	0	364
Cash collateral payables on derivative instruments	876	1,447
Customer deposits	3,699	3,069
Funding from UBS Group AG measured at amortized cost	107,918	67,282
Other financial liabilities measured at amortized cost	3,930	2,574
Derivative financial instruments	42	2,032
Other financial liabilities designated at fair value	$ 5,342	$ 2,995